Lease liabilities - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 368,075	$ 342,030
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	50,206	54,351
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	54,117	65,697
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	51,307	51,325
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	41,233	43,571
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	34,466	35,764
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 136,746	$ 91,322